Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitments

As of June 30, 2022, the Company leases offices space under a number of non-cancellable operating lease arrangements, one of which had a term of over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for operating lease is recognized on a straight-line basis over the lease term.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In calculating the initial values of right of use assets and liabilities at inception date, the Company uses the rate implicit in the lease, when available or readily determinable, to discount lease payments to present value. When the leases do not provide a readily determinable implicit rate, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2022	December 31, 2021
	(Unaudited)

Right of use assets	$103,801	$37,313

Operating lease liabilities, current portion	$58,269	$65,498
Operating lease liabilities, noncurrent portion	61,172	-
Total operating lease liabilities	$119,441	$65,498

As of June 30, 2022, the weighted average remaining lease term was 1.75 years, and discount rates were 4.75% for the operating lease.

As of December 31, 2021, the weighted average remaining lease term was 0.33 years, and discount rates were 4.75% for the operating lease.

Rental expense for the six months ended June 30, 2022 and 2021 was $59,287and $84,344, respectively. Depreciation expenses were $49,733 and $62,356 for the six months ended June 30, 2022 and 2021, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2022:

Twelve months ended June 30, 2023	$62,562
Twelve months ended June 30, 2024	62,562
Total lease payments	125,124
Less: imputed interest	5,683
Present value of lease liabilities	$119,441

22. COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitments

As of December 31, 2021, the Company leases offices space under a number of non-cancellable operating lease arrangements, none of which had a term of over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for operating lease is recognized on a straight-line basis over the lease term.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In calculating the initial values of right of use assets and liabilities at inception date, the Company uses the rate implicit in the lease, when available or readily determinable, to discount lease payments to present value. When the leases do not provide a readily determinable implicit rate, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2021	December 31, 2020
Right of use assets	$37,313	$346,017

Operating lease liabilities, current portion	$65,498	$191,643
Operating lease liabilities, noncurrent portion	-	102,767
Total operating lease liabilities	$65,498	$294,410

As of December 31, 2021, the weighted average remaining lease term was 0.33 years, and discount rates were 4.75% for the operating lease.

Rental expense for the years ended December 31, 2021, 2020, and 2019 was $146,498, $134,457 and $78,756, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

Twelve months ended December 31, 2022	$65,758
Total lease payments	65,758
Less: imputed interest	(260)
Present value of lease liabilities	$65,498